UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10215

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Erin Douglas

Financial Investors Variable Insurance Trust

1625 Broadway, Suite 2200

Denver, Colorado 80202

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: September 30

Item 1 — Schedule of Investments.

CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

		Shares	Value
COMMON STOCKS	94.8%
CONSUMER DISCRETIONARY	17.9%
Media	11.8%
Comcast Corp., Class A*		23,450	$654,724
McGraw-Hill Co., Inc.		4,770	380,121
Omnicom Group, Inc.		6,650	485,849
Walt Disney Co.		16,825	379,404

TOTAL MEDIA			1,900,098

Motorcycle Manufacturers	1.6%
Harley Davidson, Inc.		4,175	248,162

Retailing	4.5%
Home Depot, Inc.		18,400	721,280

TOTAL CONSUMER DISCRETIONARY			2,869,540

CONSUMER STAPLES	9.1%
Food, Beverage & Tobacco	7.3%
Costco Wholesale Corp.		15,650	650,414
Pepsico, Inc.		10,600	515,690

TOTAL FOOD, BEVERAGE & TOBACCO			1,166,104

Household & Personal Products	1.8%
Colgate-Palmolive Co.		6,350	286,893

TOTAL CONSUMER STAPLES			1,452,997

ENERGY	2.5%
Energy	2.5%
Exxon Mobil Corp.		8,400	405,972

TOTAL ENERGY			405,972

FINANCIALS	29.8%
Banks	4.4%
State Street Corp.		5,650	241,312
Wells Fargo & Co.		7,750	462,133

TOTAL BANKS			703,445

Diversified Financials	10.6%
Capital One Financial Corp.		9,675	714,982
Federal Home Loan Mortgage Corp.		658	42,928
Federal National Mortgage Association		6,025	381,985
J. P. Morgan Chase & Co.		14,225	565,159

TOTAL DIVERSIFIED FINANCIALS			1,705,054

Insurance	14.8%
AFLAC, Inc.		15,900	623,439
American International Group, Inc.		10,285	699,277
Fidelity National Financial, Inc.		7,985	304,228
XL Capital Ltd., Class A		10,037	742,638

TOTAL INSURANCE			2,369,582

TOTAL FINANCIALS			4,778,081

HEALTHCARE	8.9%
Healthcare Equipment & Supplies	2.7%
Medtronic, Inc.		8,300	430,770

Pharmaceuticals & Biotechnology	6.2%
Cardinal Health, Inc.		6,650	291,071
Pfizer, Inc.		23,000	703,800

TOTAL PHARMACEUTICALS & BIOTECH.			994,871

TOTAL HEALTHCARE			1,425,641

INDUSTRIALS	7.2%
Capital Goods	4.4%
General Electric Co.		21,100	708,538

Industrial Machinery	2.8%
Ingersoll-Rand Co., Ltd.		6,525	443,504

TOTAL INDUSTRIALS			1,152,042

INFORMATION TECHNOLOGY	15.1%
Software	4.3%
Microsoft Corp.		25,175	696,089

Technology Hardware & Equipment	10.8%
Flextronics International, Ltd.*		34,525	457,456
Hewlett-Packard Co.		8,700	163,125
Intel Corp.		22,625	453,857
Jabil Circuit, Inc.*		15,175	349,025
Nokia Corp., ADR		12,375	169,785
Texas Instruments, Inc.		6,776	144,193

TOTAL TECHNOLOGY HARDWARE & EQUIPMENT			1,737,441

TOTAL INFORMATION TECHNOLOGY			2,433,530

TELECOMMUNICATIONS	4.3%
Telecommunication Services	4.3%
Vodafone Group, plc ADR		28,800	694,368

TOTAL TELECOMMUNICATIONS			694,368

TOTAL COMMON STOCKS			15,212,171
(Cost $14,670,154)

MONEY MARKET MUTUAL FUNDS	5.3%
SSgA Prime Money Market Fund		422,064	422,064
SSgA U.S. Treasury Money Market Fund		421,646	421,646

TOTAL MONEY MARKET MUTUAL FUNDS			843,710
(Cost $843,710)

TOTAL INVESTMENTS	100.1%		16,055,881
(Cost $15,513,864)
Liabilities in Excessof Other Assets	-0.1%		(11,971)
NET ASSETS	100.0%		$16,043,910

* Non-income producing security
ADR - American Depositary Receipt

Income Tax Information:

As of September 30, 2004
Gross appreciation (excess ofvalue over tax cost)			$1,227,492
Gross depreciation (excess oftax cost over value)			(770,386)
Net unrealized appreciation			$457,106
Cost of investments for income tax purposes			$15,598,775

CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2004

			Principal
Due Date		Coupon	Amount/Shares	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS	5.1%
Federal National Mortgage Association Discount Notes	5.1%
10/20/2004		1.73%	$65,000	$64,940
10/20/2004		1.75%	180,000	179,834

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS				244,774
(Cost $244,774)

COMMON STOCKS	101.2%
Business Services	13.0%
Advisory Board Co.*			3,800	127,680
Charles River Associates, Inc.*			2,400	91,896
Corillian Corp. *			14,700	67,767
Gevity HR, Inc.			2,500	38,450
Interwoven, Inc.*			3,600	26,064
iPayment, Inc.*			1,900	76,304
Ivillage, Inc.*			9,700	58,200
Navigant Consulting, Inc.*			1,200	26,352
Portfolio Recovery Associates, Inc.*			1,500	44,085
SupportSoft, Inc.*			3,500	34,090
Transaction Systems Architects, Inc.*			1,400	26,019

TOTAL BUSINESS SERVICES				616,907

Capital Goods	1.3%
Varian, Inc.*			1,700	64,379

Consumer Non-Durables	13.5%
America’s Car Mart, Inc.*			1,300	43,875
Carter’s, Inc.*			500	13,845
Coach, Inc.*			1,800	76,356
Cost Plus, Inc.*			1,700	60,146
Guitar Centers, Inc.*			2,000	86,600
Hibbett Sporting Goods, Inc.*			4,350	89,132
PC Mall, Inc.*			2,400	36,696
Tractor Supply Co.*			1,400	44,016
Urban Outfitters, Inc.*			5,600	192,640

TOTAL CONSUMER NON-DURABLES				643,306

Consumer Services	13.0%
Ask Jeeves, Inc.*			2,600	85,046
Cheesecake Factory, Inc.*			1,600	69,440
First Cash Financial Services, Inc.*			4,200	84,126
Four Seasons Hotel, Inc.			800	51,280
Lin TV Corp.*			5,900	114,932
Mediacom Communications Corp.*			10,000	65,300
Rare Hospitality Int’l, Inc.*			2,500	66,625
Sonic Corp.*			3,200	82,016

TOTAL CONSUMER SERVICES				618,765

Financials	15.9%
Bank of the Ozarks, Inc.			500	14,865
Brookline Bancorp, Inc.			3,400	53,278
Capital Source, Inc.*			4,000	89,360
Delphi Financial Group, Inc.			2,550	102,433
Downey Financial Corp.			3,000	164,880
Glacier Bancorp, Inc.			700	20,412
Greenhill & Co., Inc.			100	2,360
Hub International, Ltd.			1,400	25,312
RAIT Investment Trust			3,300	90,255
Silicon Valley Bancshares*			2,300	85,491
Westcorp			2,500	106,300

TOTAL FINANCIALS				754,946

Healthcare	25.5%
Align Technology, Inc. *		6,200	94,736
CV Therapeutics, Inc.*		6,800	85,000
Conceptus, Inc.*		3,000	27,810
Digene Corp.*		2,500	64,900
Dyax Corp.*		6,600	50,424
Immucor, Inc.*		4,650	115,088
Isolagen, Inc.*		6,100	57,645
MGI PHARMA, Inc.*		2,900	77,401
Medicis Pharmaceutical Corp.		2,200	85,888
Nektar Therapeutics*		8,900	128,872
North American Scientific, Inc.*		6,200	31,620
Pain Therapeutics, Inc.*		8,400	60,396
POZEN, Inc.*		5,300	46,322
Protein Design Labs, Inc.*		6,300	123,354
Rigel Pharmaceuticals, Inc.*		900	22,770
Transkaryotic Therapies, Inc.*		3,300	58,509
United Therapeutics Corp.*		2,400	83,832

TOTAL HEALTHCARE			1,214,567

Materials	2.5%
Engineered Support Systems, Inc.		1,500	68,460
Rofin-Sinar Technologies, Inc.*		1,700	49,946

TOTAL MATERIALS			118,406

Technology	15.0%
Agile Software Corp.*		9,500	75,335
Akamai Technologies, Inc.*		4,600	64,630
Cymer, Inc.*		2,300	65,918
Manhattan Associates, Inc.*		2,900	70,818
MatrixOne, Inc.*		12,900	65,274
Netegrity, Inc.*		7,600	57,076
O2Micro International, Ltd.*		7,800	83,772
Power Integrations, Inc.*		3,000	61,290
Skyworks Solutions, Inc.*		10,200	96,900
Tessera Technologies, Inc.*		3,200	70,720

TOTAL TECHNOLOGY			711,733

Transportation	1.5%
Knight Transportation, Inc.*		3,400	72,828

TOTAL COMMON STOCKS			4,815,837
(Cost $4,542,654)

MONEY MARKET MUTUAL FUNDS	0.3%
SSgA Prime Money Market Fund		6,493	6,493
SSgA U.S. Treasury Money Market Fund		6,475	6,475

TOTAL MONEY MARKET MUTUAL FUNDS			12,968
(Cost $12,968)

TOTAL INVESTMENTS	106.6%		5,073,579
(Cost $4,800,396)
Liabilities in Excess of Other Assets	-6.6%		(314,632)
NET ASSETS	100.0%		$4,758,947

* Non-income producing security

Income Tax Information:

As of September 30, 2004
Gross appreciation (excess ofvalue over tax cost)	$644,549
Gross depreciation (excess oftax cost over value)	(383,636)
Net unrealized appreciation	$260,913
Cost of investments for income tax purposes	$4,812,666

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s  Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	November 16, 2004

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President

Date:	November 16, 2004

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer

Date:	November 16, 2004